              As filed with the Securities and Exchange Commission
                              on September 2, 2003
                      Registration No. 333-40265; 811-08481

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             -----------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                        Post-Effective Amendment No. 14                    [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                               Amendment No. 15                            [X]

                        (Check appropriate box or boxes)

                             -----------------------

                         NATIONS SEPARATE ACCOUNT TRUST
                        (formerly Nations Annuity Trust)
               (Exact Name of Registrant as specified in Charter)
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
          (Address of Principal Executive Offices, including Zip Code)

                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 321-7854
                                Robert B. Carroll
                         c/o Bank of America Corporation
                            One Bank of America Plaza
                             101 South Tryon Street
                         Charlotte, North Carolina 28255
                     (Name and Address of Agent for Service)

                                 With copies to:

     Marco E. Adelfio, Esq.             Carl Frischling, Esq.
     Steven G. Cravath, Esq.            Kramer, Levin, Naftalis  & Frankel
     Morrison & Foerster LLP            919 3rd Avenue
     2000 Pennsylvania Ave., N.W.       New York, New York 10022
     Suite 5500
     Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant   [ ] on (date) pursuant to Rule 485(b), or
    to Rule 485(b); or

[X] 60 days after filing pursuant      [ ] on (date) pursuant to Rule 485(a)(1)
    to Rule 485(a),* or

[ ] 75 days after filing pursuant      [ ] on (date) pursuant to
    to paragraph (a)(2)                    paragraph (a)(2) of Rule 485

*The Registrant has requested acceleration of effectiveness of this Post-Effective Amendment to September 30, 2003 or as soon thereafter as possible.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 14 to the Registration Statement of Nations Separate Account Trust (the "Trust") is being filed in order to make certain modifications to the investment objective and principal investment strategies of Nations Capital Growth Portfolio. With the exception of the portion of Part A included in this filing, Part A and Part B of the Trust's Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 13, filed July 7, 2003. Please note that pursuant to Rule 461(a) under the Securities Act of 1933, the Registrant is requesting that the effective date of this Registrations Statement be accelerated to September 30, 2003 or as soon thereafter as possible.

                         NATIONS SEPARATE ACCOUNT TRUST
                              CROSS REFERENCE SHEET

Part A
Item No.                                                     Prospectus
--------                                                     ----------

   1.   Front and Back Cover Pages.............  Front and Back Cover Pages

   2.   Risk/Return Summary: Investments,
        Risks, and Performance ................  About this Prospectus

   3.   Risk/Return Summary: Fee Table.........  Not Applicable

   4.   Investment Objectives, Principal
        Investment Strategies, and
        Related Risks..........................  About the Equity Portfolios;
                                                 About the Managed Index
                                                 Portfolios; About the Balanced
                                                 Portfolio; About the
                                                 International Portfolio; Other
                                                 Important Information

   5.   Management's Discussion of
        Fund Performance.......................  Not Applicable

   6.   Management, Organization, and
        Capital Structure......................  How the Portfolios are Managed;
                                                 About Your Investment:
                                                 Information for Investors

   7.   Shareholder Information ...............  About Your Investment:
                                                 Information for Investors

   8.   Distribution Arrangements .............  About Your Investment:
                                                 Information for Investors

   9.   Financial Highlights Information ......  About Your Investment:
                                                 Financial Highlights


Part B
Item No.
--------

  10.   Cover Page and Table of Contents.......  Cover Page and Table of
                                                 Contents

  11.   Fund History...........................  Introduction

  12.   Description of the Fund and
        Its Investments and Risks..............  Additional Information on
                                                 Portfolio Investments

  13.   Management of the Fund.................  Trustees And Officers;
                                                 Investment Advisory,
                                                 Administration, Custody
                                                 Transfer Agency, Shareholder
                                                 Servicing and Distribution
                                                 Agreements

  14.   Control Persons and Principal
        Holders of Securities..................  Not Applicable

  15.   Investment Advisory and
        Other Services.........................  Investment Advisory,
                                                 Administration, Custody,
                                                 Transfer Agency, Shareholder
                                                 Servicing And Distribution
                                                 Agreements

  16.   Brokerage Allocation and
        Other Practices........................  Portfolio Transactions and
                                                 Brokerage--General Brokerage
                                                 Policy

  17.   Capital Stock and Other
        Securities ............................  Description Of Shares;
                                                 Investment Advisory,
                                                 Administration, Custody,
                                                 Transfer Custody, Transfer
                                                 Agency, Shareholder Servicing
                                                 And Distribution Agreements

  18.   Purchase, Redemption and Pricing
        of Shares..............................  Net Asset Value -- Purchases
                                                 And Redemptions; Distributor

  19.   Taxation of the Fund...................  Additional Information
                                                 Concerning Taxes

  20.   Underwriters...........................  Investment Advisory,
                                                 Administration Custody,
                                                 Transfer Agency Shareholder
                                                 Servicing And Distribution
                                                 Agreements; Distributor

  21.   Calculation of Performance Data........  Additional Information on
                                                 Performance


  22.   Financial Statements...................  Independent Accountant and
                                                 Reports

Part C
Item No.                                         Other Information
--------                                         -----------------

                                                 Information required to be
                                                 included in Part C is set forth
                                                 under the appropriate Item, so
                                                 numbered, in Part C of this
                                                 Document

NATIONS CAPITAL GROWTH FUND

--------------------------------------------------------------------------------

ABOUT THE SUB-ADVISER

MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS THE PORTFOLIO'S SUB-ADVISER. THOMAS F. MARSICO AND JAMES A. HILLARY ARE THE CO-PORTFOLIO MANAGERS AND MAKE THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.

WHY INVEST IN A GROWTH PORTFOLIO?

GROWTH PORTFOLIOS INVEST IN COMPANIES THAT HAVE THE POTENTIAL FOR SIGNIFICANT INCREASES IN REVENUE OR EARNINGS. THESE ARE TYPICALLY COMPANIES THAT ARE DEVELOPING OR APPLYING NEW TECHNOLOGIES, PRODUCTS OR SERVICES IN GROWING INDUSTRY SECTORS.

WHILE THIS PORTFOLIO INVESTS IN A WIDE RANGE OF COMPANIES AND INDUSTRIES, IT HOLDS FEWER INVESTMENTS THAN OTHER KINDS OF PORTFOLIOS. THIS MEANS IT CAN HAVE GREATER PRICE SWINGS THAN MORE DIVERSIFIED PORTFOLIOS. IT ALSO MEANS IT MAY HAVE RELATIVELY HIGHER RETURNS WHEN ONE OF ITS INVESTMENTS PERFORMS WELL, OR RELATIVELY LOWER RETURNS WHEN AN INVESTMENT PERFORMS POORLY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks long-term growth of capital.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Portfolio invests primarily in equity securities of large capitalization companies that are selected for their growth potential. It generally holds a core position of between 35 and 50 securities. It may hold up to 25% of its assets in foreign securities.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes including the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g. a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH)       RISKS AND OTHER THINGS TO CONSIDER
                   Nations Capital Growth Portfolio has the following risks:

      - INVESTMENT STRATEGY RISK -- Marsico Capital uses an investment strategy that tries to identify equities with growth potential. There is a risk that the value of these investments will not rise as high as Marsico Capital expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - FOREIGN INVESTMENT RISK -- Because the Portfolio may invest up to 25% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including withholding taxes, also may apply to some foreign investments.

                         NATIONS SEPARATE ACCOUNT TRUST

                            ONE BANK OF AMERICA PLAZA
                                   33rd Floor
                               Charlotte, NC 28255
                                 1-800-626-2275

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. Exhibits

         All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-40265; 811-08481)

--------------------------------------------------------------------------------
Exhibit Letter          Description
--------------------------------------------------------------------------------
(a)                     Articles of Incorporation:

(a)(1)                  Amended and Restated Declaration of Trust dated
                        February 5, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.
--------------------------------------------------------------------------------
(b)                     Bylaws:

(b)(1) Amended and Restated Bylaws dated February 5, 1998, last amended February 22, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.
--------------------------------------------------------------------------------
(c)                     Instruments Defining Rights of Securities Holders:

                        Not Applicable
--------------------------------------------------------------------------------
(d)                     Investment Advisory Contracts:

(d)(1) Investment Advisory Agreement between Banc of America Capital Management, LLC ("BACAP") and Nations Separate Account Trust (formerly Nations Annuity Trust) ("Registrant") dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter          Description
--------------------------------------------------------------------------------
(d)(2)                  Investment Advisory Agreement between BACAP and the
                        Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed
                        April 30, 2003.

(d)(3) Sub-Advisory Agreement among BACAP, Marsico Capital Management, Inc. ("Marsico Capital") and the Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(d)(4) Sub-Advisory Agreement among BACAP, Brandes Investment Partners, LLC ("Brandes") and the Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(d)(5) Sub-Advisory Agreement among BACAP, MacKay Shields LLC ("MacKay Shields") and the Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.
--------------------------------------------------------------------------------
(e)                     Underwriting Contract:

(e)(1) Distribution Agreement between the Registrant and BACAP Distributors, LLC, dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.
--------------------------------------------------------------------------------
(f)                     Bonus or Profit Sharing Contracts:

(f)(1) Deferred Compensation Plan dated August 6, 1997, last amended February 28, 2002, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.
--------------------------------------------------------------------------------
(g)                     Custodian Agreements:

(g)(1) Amended and Restated Custody Agreement between the Registrant and The Bank of New York ("BNY") dated
                        July 2, 2001, incorporated by reference to
                        Post-Effective Amendment No. 10, filed April 30, 2002.
--------------------------------------------------------------------------------
(h)                     Other Material Contracts:

(h)(1) Administration Agreement among the Registrant and BACAP Distributors, LLC, dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter          Description
--------------------------------------------------------------------------------


(h)(2) Sub-Administration Agreement among the Registrant, BNY and BACAP Distributors, LLC, dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.
--------------------------------------------------------------------------------
(h)(3)                  Transfer Agency and Services Agreement between PFPC Inc.
                        (formerly First Data Investor Services Group, Inc.) ("PFPC") and the Nations Funds family dated June 1, 1995, Schedule G dated August 1, 2003, filed herewith.

(h)(4) Adoption Agreement and Amendment to Transfer Agency and Service Agreement dated February 25, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(h)(5) Amendment to Transfer Agency and Services Agreement dated December 1, 1999, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(h)(6) Participation Agreement with Hartford Life Insurance Company dated March 13, 1998, incorporated by reference to Post-Effective Amendment No. 4, filed March 7, 2000.

(h)(7) Form of Participation Agreement with Anchor National Life Insurance Company, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(h)(8) Participation Agreement with Transamerica Life Insurance Company dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8, filed April 30, 2001.

(h)(9) Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated August 1, 2003, filed herewith.
--------------------------------------------------------------------------------
(i)                     Legal Opinion

(i)(1)                  Not Applicable.
--------------------------------------------------------------------------------
(j)                     Other Opinions

(j)(1)                  Not Applicable.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter          Description
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(k)                     Omitted Financial Statements

                        Not Applicable
--------------------------------------------------------------------------------
(l)                     Initial Capital Agreement:

(l)(1) Investment Letter, incorporated by reference to Pre-Effective Amendment No. 1, filed February 20, 1998.
--------------------------------------------------------------------------------
(m)                     Rule 12b-1 Plan:

(m)(1) Shareholder Servicing and Distribution Plan, Exhibit A last amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.
--------------------------------------------------------------------------------
(n)                     Financial Data Schedule:

                        Not Applicable
--------------------------------------------------------------------------------
(o)                     Rule 18f-3 Plan:

                        Not Applicable
--------------------------------------------------------------------------------
(p)                     Codes of Ethics:

(p)(1) Nations Funds Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.

(p)(2) BACAP and BACAP Distributors Code of Ethics, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(p)(3) Marsico Capital Code of Ethics, incorporated by reference to Post-Effective Amendment No. 10, filed April 30, 2002.

(p)(4) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.


(p)(5) MacKay Shields Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6, filed October 11, 2000.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Exhibit Letter          Description
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(q)(1)                  Powers of Attorney for Edmund L. Benson,
                        Charles B. Walker, A. Max Walker, Thomas S. Word, Jr., William H. Grigg, Thomas F. Keller, Carl E. Mundy, Jr., James B. Sommers, Cornelius J. Pings,
                        William P. Carmichael, Robert H. Gordon and
                        Edward D. Bedard, incorporated by reference to Post-Effective Amendment No. 12, filed April 30, 2003.

(q)(2)                  Power of Attorney for Minor Mickel Shaw, filed herewith.
--------------------------------------------------------------------------------

ITEM 24. Persons Controlled by of Under Common Control with the Fund

          No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification

          Article V, Section 5.3 of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agent is provided for, respectively, in the
Registrant's:

         1.       Administration Agreement with BACAP Distributors;

         2.       Sub-Administration Agreement with BNY and BACAP Distributors;

         3.       Distribution Agreement with BACAP Distributors;

         4.       Custody Agreement with BNY; and

         5.       Transfer Agency and Services Agreement with PFPC.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in such case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act") and Release No. 11330 under the Investment Company Act of 1940, as amended (the "1940 Act"), in connection with any indemnification.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of the Investment Adviser

         To the knowledge of the Registrant, none of the directors or officers of BACAP, the adviser to the Registrant's portfolios, or Marsico Capital, Brandes or MacKay Shields, the investment sub-advisers, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of BACAP or Marsico Capital respectively, or other subsidiaries of Bank of America Corporation.

         (a) BACAP performs investment sub-advisory services for the Registrant and certain other customers. BACAP is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by BACAP (formerly TradeStreet Investment Associates, Inc.) with the SEC pursuant to the Advisers Act (file no. 801-50372).

         (b) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (file no. 801-54914).

         (c) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24896)

         (d) MacKay Shields performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by MacKay Shields with the SEC pursuant to Advisers Act (file no. 801-5594).

ITEM 27. Principal Underwriters

         (a) BACAP Distributors, placement agent for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and Nations Funds Trust both of which are registered open-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by BACAP Distributors with the SEC pursuant to the 1940 Act (file No. 801-49874).

         (c) Not applicable.

ITEM 28. Location of Accounts and Records

         (1) BACAP, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as investment sub-adviser).

         (2) Marsico Capital, 1200 17th Street, Suite 1300, Denver, CO 80202 (records relating to its function as investment sub-adviser).

         (3) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

         (4) MacKay Shields, 9 West 57th Street, New York, New York, 10019 (records relating to its function as investment sub-advisor).

         (5) PFPC 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its function as transfer agent).

         (6) BNY, 100 Church Street, New York, NY 10286 (records relating to its function as custodian and sub-administrator).

         (7) BACAP Distributors, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as distributor and administrator).

         (8) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).


ITEM 29. Management Services

         Not Applicable

ITEM 30. Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 2nd day of September, 2003.

                                  NATIONS SEPARATE ACCOUNT TRUST

                                  By:                *
                                      ------------------------------------------
                                      Robert H. Gordon
                                      President (Principal Executive Officer)
                                      and Vice Chairman of the Board of Trustees

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                       TITLE                    DATE
          ----------                       -----                    ----

                *                         Chairman            September 2, 2003
--------------------------------   of the Board of Trustees
(William P. Carmichael)

                *                  Chief Financial Officer    September 2, 2003
--------------------------------    (Principal Financial
Edward D Bedard                    and Accounting Officer)

                *                         Trustee             September 2, 2003
--------------------------------
(Edmund L. Benson, III)

                *                         Trustee             September 2, 2003
--------------------------------    President (Principal
Robert H. Gordon                   Executive Officer) and
                                    Vice Chairman of the
                                      Board of Trustees

                *                         Trustee             September 2, 2003
--------------------------------
(William H. Grigg)

                *                         Trustee             September 2, 2003
--------------------------------
(Thomas F. Keller)

                *                         Trustee             September 2, 2003
--------------------------------
(Carl E. Mundy, Jr.)

                *                         Trustee             September 2, 2003
--------------------------------
(Cornelius J. Pings)

                *                         Trustee             September 2, 2003
--------------------------------
(Minor Mickel Shaw)

                *                         Trustee             September 2, 2003
--------------------------------
(Charles B. Walker)

                *                         Trustee             September 2, 2003
--------------------------------
(Thomas S. Word)

                *                         Trustee             September 2, 2003
--------------------------------
(James B. Sommers)


/s/ Robert B. Carroll
--------------------------------
Robert B. Carroll
*Attorney-in-Fact

                                  EXHIBIT INDEX

                         Nations Separate Account Trust

                               File No. 333-40265

         (h)(3)                              Transfer Agency Agreement

         (h)(9)                              Foreign Custody Agreement

         (q)(2)                              Power of Attorney